Revenues - Revenue allocated to remaining performance obligation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue
Deferred revenues related to upfront franchise fees which are expected to be recognized as revenues over the remaining contract periods	¥ 603,222	¥ 539,518
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]	true
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Minimum
Revenue
Remaining contract period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Maximum
Revenue
Remaining contract period	20 years